Unaudited Interim Condensed Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Unaudited Interim Condensed Consolidated Statements of Comprehensive (Loss) Income
Net Income	$ 24,507	$ 29,687	$ 68,596	$ 22,686
Other comprehensive income / (loss), net of tax
Net change in unrealized (losses) / gains on cash flow hedges	(698)	1,205	(1,421)	4,209
Other comprehensive (loss)/ income, net of tax	(698)	1,205	(1,421)	4,209
Comprehensive Income	$ 23,809	$ 30,892	$ 67,175	$ 26,895